Commitments and Contingency (Details) - Schedule of Balance Sheets - VIE [Member] - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Balance Sheets [Abstract]
Total current assets	$ 15,216,386	$ 10,571,775
Total non-current assets	5,209,247	9,641,441
Total Assets	20,425,633	20,213,216
Total Liabilities	$ 10,256,639	$ 7,073,660